Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table presents the Plan’s investments measured at fair value at December 31, 2025:

	Level 1	Level 2	Level 3	Total
Mutual funds	$94,428,441	$—	$—	$94,428,441
The Scotts Miracle-Gro Company common shares	21,392,161	—	—	21,392,161
Self-directed brokerage account	33,026,551	—	—	33,026,551
Stable value investment contracts	—	21,409,173	—	21,409,173
Money market funds	—	96,029	—	96,029
Total investments in the fair value hierarchy	$148,847,153	$21,505,202	$—	$170,352,355
Collective investment trusts, measured at NAV				584,506,818
Total investments at fair value				$754,859,173

The following table presents the Plan’s investments measured at fair value at December 31, 2024:

	Level 1	Level 2	Level 3	Total
Mutual funds	$152,983,846	$—	$—	$152,983,846
The Scotts Miracle-Gro Company common shares	23,584,502	—	—	23,584,502
Self-directed brokerage account	31,505,260	—	—	31,505,260
Stable value investment contracts	—	22,968,790	—	22,968,790
Money market funds	—	325,617	—	325,617
Total investments in the fair value hierarchy	$208,073,608	$23,294,407	$—	$231,368,015
Collective investment trusts, measured at NAV				447,033,286
Total investments at fair value				$678,401,301